Operations (Tables)	3 Months Ended
Mar. 31, 2018
Operations
Schedule of equity interest in subsidiaries of the company

			% equity interest
Entities	Main activities	Country of incorporation	March 31, 2018	December 31, 2017
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Airline operations	Brazil	100.0%	100.0%
Azul Finance LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Finance 2 LLC (a)	Aircraft financing	United States	100.0%	100.0%
Blue Sabiá LLC (a)	Aircraft financing	United States	100.0%	100.0%
ATS Viagens e Turismo Ltda. (a)	Package holidays	Brazil	99.9%	99.9%
Azul SOL LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Investment LLP (a)	Group financing	United States	100.0%	100.0%
Fundo Garoupa (b)	Exclusive investment fund	Brazil	100.0%	100.0%
Fundo Safira (a)	Exclusive investment fund	Brazil	100.0%	100.0%
Fundo Azzurra (a)	Exclusive investment fund	Brazil	100.0%	100.0%
Canela Investments LLC (Canela) (a)	Aircraft financing	United States	100.0%	100.0%
Canela 336 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela 407 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela 429 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela Turbo Three LLC (d)	Aircraft financing	United States	100.0%	100.0%
Daraland S.A. (a)	Holding	Uruguay	100.0%	100.0%
Encenta S.A. (Azul Uruguai) (e)	Airline operations	Uruguay	100.0%	100.0%
TudoAzul S.A.	Loyalty programs	Brazil	100.0%	100.0%

(a)	Azul’s investment is held indirectly through ALAB.
(b)	Azul’s investment is held 1% directly and 99% through ALAB.
(c)	Transfer of ownership from Azul to ALAB on December 1, 2017.
(d)	ALAB’s investments are held indirectly through Canela.
(e)	Investments are held indirectly through Daraland.